Note 5 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]

Pension and other post retirement benefits:	2014	2013	2012
Recognized actuarial loss (a)	$483	$1,357	$1,794
Settlement loss (b)	-	2,756	1,940
Settlement loss (c)	-	1,413	995
Total before income tax	483	5,526	4,729
Income tax	(177)	(2,006)	(1,494)
Net of income tax	$306	$3,520	$3,235

Comprehensive Income (Loss) [Table Text Block]
	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2012	$(118)	$(15,926)	$(16,044)
Reclassifications adjustments	-	4,729
Current period credit (charge)	437	(5,716)	(550)
Income tax benefit	-	312	312
Balance at December 31, 2012	319	(16,601)	(16,282)
Reclassifications adjustments	-	5,526
Current period (charge) credit	(1,381)	8,925	13,070
Income tax charge	-	(5,249)	(5,249)
Balance at December 31, 2013	(1,062)	(7,399)	(8,461)
Reclassifications adjustments	-	483	483
Current period charge	(3,276)	(9,294)	(12,087)
Income tax benefit	-	3,222	3,222
Balance at December 31, 2014	$(4,338)	$(12,988)	$(17,326)